06064464

CERT NAS

cik 1375336

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33224

Michael S. Emen
Senior Vice President
Listing Qualifications

<u>*By Facsimile and First Class Mail*</u>

December 22, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 27 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on December 22, 2006 The Nasdaq Stock Market (the "Exchange") received from Osage Bancshares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,